Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,740	$ 1,971	$ 3,642	$ 3,872
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,079	896	2,176	1,843
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 661	$ 1,075	$ 1,466	$ 2,029